Business Combination Disclosure (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule Of Purchase Price Allocation Preliminary Estimated Fair Value Of The Assets Acquired And Liabilities Assumed
A summary of the final estimated fair value of the assets acquired and liabilities assumed is as follows (in thousands):

Inventory	$418,750
Trade accounts receivable	59,553
Prepaid and other current assets	2,497
Property, plant and equipment	59,670
Land	39,800
Goodwill	13,796
Intangible assets	4,596
Accounts payable and other current liabilities	(18,542)
Contingent consideration liability	(11,980)
Other non-current liabilities	(7,561)
Total	$560,579

Business Acquisition, Pro Forma Information
The unaudited pro forma financial information for the year ended December 31, 2013 presented below assumes that the HIE acquisitions occurred as of January 1, 2013 (in thousands):

Revenues	$2,987
Net income	$(122)